Note 8 - Employee Benefit Plans (Details) - Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plan, Defined Benefit [Member]
Note 8 - Employee Benefit Plans (Details) - Future Benefit Payments [Line Items]
2013	$ 4,769
2014	4,951
2015	5,083
2016	5,320
2017	5,601
Years 2018-2022	34,011
Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 8 - Employee Benefit Plans (Details) - Future Benefit Payments [Line Items]
2013	3
2014	8
2015	6
2016	8
2017	7
Years 2018-2022	$ 26